Subsequent Events (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Fanhua Group [Member]
Subsequent Event [Line Items]
Aggregated principal repaid			¥ 12,600	¥ 6,300
Subsequent Event [Member] | Baohe Holdings Limited [Member]
Subsequent Event [Line Items]
Principal amount		¥ 10,000
Interest paid		¥ 30
Subsequent Event [Member] | Fanhua Group [Member]
Subsequent Event [Line Items]
Aggregated principal repaid	¥ 10,000